CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
REVENUES
Time charter revenues		$ 37,301	$ 35,856	$ 107,695	$ 105,957
Other revenue		3	0	1,103	0
Total revenues		37,304	35,856	108,798	105,957
OPERATING EXPENSES
Vessel operating expenses		(5,794)	(5,909)	(17,009)	(17,714)
Construction contract expenses		0	0	0	(151)
Administrative expenses		(2,102)	(2,067)	(6,990)	(7,289)
Depreciation and amortization		(5,287)	(5,264)	(15,823)	(15,789)
Total operating expenses		(13,183)	(13,240)	(39,822)	(40,943)
Equity in earnings (losses) of joint ventures		4,551	(7,321)	19,031	(962)
Operating income (loss)		28,672	15,295	88,007	64,052
FINANCIAL INCOME (EXPENSE), NET
Interest income		179	98	540	341
Interest expense		(6,655)	(7,739)	(20,437)	(23,227)
Gain (loss) on derivative instruments		516	571	1,692	1,481
Other items, net		(780)	(633)	(2,266)	(2,857)
Total financial income (expense), net		(6,740)	(7,703)	(20,471)	(24,262)
Income (loss) before tax		21,932	7,592	67,536	39,790
Income tax expense		(2,050)	(2,185)	(6,025)	(5,982)
Net income (loss)		19,882	5,407	61,511	33,808
Non-controlling interest in net income		0	2,899	0	8,455
Preferred unitholders' interest in net income		3,288	0	8,951	0
Limited partners' interest in net income (loss)		$ 16,594	$ 2,508	52,560	$ 25,353
Common unit public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 27,727
Basic earnings per unit
Earnings Per Share, Basic	[1]	$ 0.49	$ 0.07	$ 1.56	$ 0.74
Diluted earnings per unit
Earnings Per Share, Diluted	[1]	0.49	0.07	$ 1.55	0.74
Common unit Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 3,420
Basic earnings per unit
Earnings Per Share, Basic	[1],[2]	0.51	0.09	$ 1.63	0.80
Diluted earnings per unit
Earnings Per Share, Diluted	[1],[2]	0.51	0.09	$ 1.63	0.80
Subordinated unit [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)				$ 21,413
Basic earnings per unit
Earnings Per Share, Basic	[1],[2]	0.51	0.09	$ 1.63	0.80
Diluted earnings per unit
Earnings Per Share, Diluted	[1],[2]	$ 0.51	$ 0.09	$ 1.63	$ 0.80

[1]	Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. The increase in weighted average number of units was not significant enough to change the earnings per unit for the three months ended September 30, 2018. Therefore, the basic and diluted earnings per unit were the same for this period.
[2]	Includes total amounts attributable to incentive distributions rights of $398 and $1,193 for the three and nine months ended September 30, 2018, respectively, of which $55 and $164 for the three and nine months ended September 30, 2018, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $343 and $1,029 for the three and nine months ended September 30, 2018, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and nine months ended September 30, 2017, total amounts attributable to incentive distributions rights of $285 and $856, of which $40 and $119 were attributed to common units owned by Höegh LNG and $246 and $737 were attributed to subordinated units owned by Höegh LNG.